[AIM LOGO APPEARS HERE]         Dear Shareholder:

                [PHOTO of        The low-inflation, falling-interest-rate
             Charles T. Bauer,   environment that prevailed for much of the
              Chairman of the    fiscal year ended March 31, 1998, provided
LETTER       Board of the Fund,  nearly an ideal climate for financial markets.
TO OUR        APPEARS HERE]      For the 12-month period ended on that date,
SHAREHOLDERS                     consumer prices rose just 1.4% and the Federal
                Reserve Board (the Fed) left interest rates unchanged. Borrowing costs actually declined as the year progressed as it became increasingly evident that inflation was not a serious threat.
                  Fixed-income securities also were given a boost by last
                summer's agreement to balance the federal budget and the turmoil that hit world stock markets in the fall. Investors began shifting more assets into fixed-income securities, after global stock markets plunged in October following the Asian currency devaluations. Early in 1998, however, the rally began to lose some of its momentum as the economy continued to grow at a healthy pace, dampening prospects that the Fed would lower interest rates in the immediate future. Yields, which plunged to their lowest levels in decades in January, climbed in February and March, but were still relatively low at the end of the reporting period.

                YOUR INVESTMENT PORTFOLIO

                For the year ended March 31, 1998, Cash Reserve Portfolio maintained its competitive position, as shown in the table. The Portfolio also maintained the quality of its holdings, consistent with its AAAm credit quality rating, the highest given by Standard & Poor's Corporation, a widely known credit rating agency. The AAAm rating is historical and is based on an analysis of the Portfolio's credit quality, composition, management, and weekly portfolio reviews. Net assets of Private Investment Class of the Portfolio stood at $80.5 million at the close of the fiscal year, more than double the $37.5 million at the outset of the fiscal year.
                  Cash Reserve Portfolio seeks to generate as high a level of federally tax-exempt income as is consistent with preservation of capital and maintenance of liquidity by investing in high-quality, short-term municipal obligations. It invests solely in securities rated "First Tier" as defined in Rule 2a-7 under the Investment Company Act of 1940.
                  As with any money market fund, your investment in the Cash
                Reserve Portfolio is neither insured nor guaranteed by the U.S. government, the FDIC, the Federal Reserve Board, or any other agency, and there can be no assurance the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

                             Yields as of 3/31/98

                                                     Average       Seven-Day
                                                 Monthly Yield       Yield
Cash Reserve Portfolio
Private Investment Class                              2.91%           3.27%

IBC All Tax-Free Money Funds Averages(TM)             2.80%           3.05%

IBC All Tax-Free Money Funds-
Stockbroker and General Purpose(TM)                   2.78%           3.03%

----------------------------------------------------------------------------

                OUTLOOK FOR THE FUTURE

                If the economy continues to grow at a steady pace and inflation remains low, such conditions should bode well for fixed-income securities. With inflation at bay and the full impact of the Asian currency crisis still uncertain, the Fed could opt to leave monetary policy unchanged in the months ahead. In his late-February testimony to Congress, Fed

                                                                     (continued)

                Chairman Alan Greenspan noted that the deflationary effects of turmoil in Asia could offset the inflationary pressures from strong domestic spending and a tight U.S. labor market.
                  If the Fed decides to leave interest rates unchanged in the near future, we expect yields to remain within a relatively narrow range around their current levels. If yields rise, however, we believe the Fund is in a favorable position to take advantage of such a trend.
                  We are pleased to send you this report concerning your
                investment. AIM is committed to customer service and to the primary goals of safety, liquidity and yield in institutional fund management. We are ready to respond to your comments about this report and to any questions you may have. Please contact one of our representatives at 800-659-1005 if we may be of service.

                Respectfully submitted,


                /s/ CHARLES T. BAUER
                Charles T. Bauer
                Chairman

SCHEDULE OF INVESTMENTS
March 31, 1998

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
SHORT-TERM MUNICIPAL OBLIGATIONS -
  102.40%
ALABAMA - 1.73%
Birmingham (City of)(YMCA-Birmingham);
 Public Park and Recreation Board RB
  3.75%, 06/01/16(b)(c)                       --  VMIG-1 $ 3,255 $    3,255,000
-------------------------------------------------------------------------------
BMC Special Care Facilities Financing
 Authority (VHA of Alabama Inc. Capital
 Asset Financing Program); Variable Rate
 Hospital RB
  3.65%, Series 1985 E 12/01/30(b)(d)       A-1    Aaa     4,600      4,600,000
-------------------------------------------------------------------------------
  3.65%, Series 1985 G 12/01/30(b)(d)       A-1    Aaa     6,390      6,390,000
-------------------------------------------------------------------------------
Marshall (County of); Special Obligation
 School Refunding Series 1994 Warrants
  3.80%, 02/01/12(b)(c)                    A-1+    --      2,695      2,695,000
-------------------------------------------------------------------------------
                                                                     16,940,000
-------------------------------------------------------------------------------
ALASKA - 1.58%
Alaska Housing Finance Corp.; General
 Mortgage Series 1991 A RB
  3.70%, 06/01/26(b)                        A-1+ VMIG-1    5,200      5,200,000
-------------------------------------------------------------------------------
Alaska Housing Finance Corp. (University
 L.C. of Alaska); Governmental Purpose
 Series 1997 A RB
  3.75%, 12/01/27(b)(d)                     A-1  VMIG-1    5,200      5,200,000
-------------------------------------------------------------------------------
Valdez (City of) (ARCO Transportation
 Alaska, Inc. Project); Marine Terminal
 Refunding Series 1994 B RB
  3.70%, 05/01/31(b)(d)                     A-1  VMIG-1    5,000      5,000,000
-------------------------------------------------------------------------------
                                                                     15,400,000
-------------------------------------------------------------------------------
ARIZONA - 1.69%
Apache (County of) Industrial Development
 Authority (Tucson
 Electric); Series 1983 C IDR
  3.85%, 12/15/18(b)(c)                     A-1  VMIG-1   12,400     12,400,000
-------------------------------------------------------------------------------
Chandler (City of) Industrial Development
 Authority (Southpark
 Apartments Project); Multifamily Housing
 Series 1989 RB
  3.75%, 12/01/02(b)(c)                    A-1+    --      4,125      4,125,000
-------------------------------------------------------------------------------
                                                                     16,525,000
-------------------------------------------------------------------------------
ARKANSAS - 0.51%
University of Arkansas Board of Trustees
 (UAMS Campus) (Central Arkansas Radia-
 tion Therapy); Refunding Series 1998 RB
  3.75%, 12/01/19(b)(c)                     --   VMIG-1    5,000      5,000,000
-------------------------------------------------------------------------------
COLORADO - 2.92%
Colorado (State of) General Fund; Series
 1997 A TRAN
  4.50%, 06/26/98                          SP-1+   --      5,000      5,007,372
-------------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
COLORADO - (CONTINUED)
Colorado Housing Finance Authority (Coven-
 try Village Project);
 Multifamily Housing Refunding Series 1996
 B RB
  3.75%, 10/15/16(b)(c)                     A-1+   --    $ 5,370 $    5,370,000
-------------------------------------------------------------------------------
Colorado Housing Finance Authority
 (Winridge Project); Adjustable
 Refunding Multifamily Housing Series 1998
 RB
  3.70%, 02/15/28(b)(c)                     A-1+   --      5,000      5,000,000
-------------------------------------------------------------------------------
Denver (City of) (Seasons Apartment Proj-
 ect); Refunding Multifamily Housing Se-
 ries 1990 RB
  3.65%, 10/01/06(b)(c)                     A-1+ VMIG-1    8,700      8,700,000
-------------------------------------------------------------------------------
Douglas (County of) (Autumn Chase Proj-
 ect); Variable Rate Demand Multifamily
 Housing Series 1985 RB
  3.75%, 07/01/06(b)(c)                      --  VMIG-1    4,450      4,450,000
-------------------------------------------------------------------------------
                                                                     28,527,372
-------------------------------------------------------------------------------
CONNECTICUT - 0.59%
Connecticut (State of) (Transportation
 Infrastructure Purpose S-1); Special Tax
 Obligation RB
  3.65%, 12/01/10(b)(c)                     A-1+ VMIG-1    2,165      2,165,000
-------------------------------------------------------------------------------
Connecticut (State of) Power and Light
 Development Authority; Series 1993 A RB
  3.65%, 09/01/28(b)(c)                     A-1+ VMIG-1    3,640      3,640,000
-------------------------------------------------------------------------------
                                                                      5,805,000
-------------------------------------------------------------------------------
DELAWARE - 0.32%
Delaware (State of) Economic Development
 Authority; Adjustable Rate Hospital Se-
 ries C RB
  3.70%, 12/01/15(b)(c)                     A-1+ VMIG-1    3,100      3,100,000
-------------------------------------------------------------------------------
FLORIDA - 4.10%
Florida State Board of Education; Public
 Education Series B GO
  5.00%, 06/01/98                           AA+    Aa2     1,700      1,703,053
-------------------------------------------------------------------------------
Gulf Breeze (City of) (Florida Municipal
 Bond Fund); Variable Rate Demand Series
 1995 A RB
  3.80%, 03/31/21(b)(c)                     A-1    --     12,900     12,900,000
-------------------------------------------------------------------------------
Lee (County of) Housing Finance Authority
 (Forestwood Apartments Project); Housing
 Series 1995 A RB
  3.70%, 06/15/25(b)(c)                     A-1+   --      8,000      8,000,000
-------------------------------------------------------------------------------
Putnam County Development Authority (Semi-
 nole Electric Cooperative, Inc. Project);
 National Rural Utilities Cooperative Fi-
 nance Corp. Guaranteed Floating/Fixed
 Rate Pooled Series 1984 H-1 PCR
  3.80%, 03/15/14(b)(c)                     A-1+   P-1     3,865      3,865,000
-------------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
FLORIDA - (CONTINUED)
University Athletic Association Inc.
 (University of Florida Stadium Project);
 Capital Improvement Adjustable Series
 1990 RB
  3.80%, 02/01/20(b)(c)                     --   VMIG-1  $13,600 $   13,600,000
-------------------------------------------------------------------------------
                                                                     40,068,053
-------------------------------------------------------------------------------
GEORGIA - 4.14%
Cobb (County of) Housing Authority
 (Greenhouse Frey Apartment Project);
 Multifamily Housing RB
  3.70%, 09/15/26(b)(c)                    A-1+    --      5,000      5,000,000
-------------------------------------------------------------------------------
Decatur County Bainbridge Industrial
 Development Authority (Kaiser
 Agriculture Chemical Inc. Project);
 Series 1985 IDR
  3.70%, 12/01/02(b)(c)                    A-1+    --      2,100      2,100,000
-------------------------------------------------------------------------------
Dekalb (County of) Housing Authority
 (Clairmont Crest Project); Multifamily
 Housing Refunding Series 1995 RB
  3.70%, 06/15/25(b)(c)                    A-1+    --      6,400      6,400,000
-------------------------------------------------------------------------------
Development Authority of Cobb County
 (Institute of Nuclear Power Operations
 Project); Series 1998 RB
  3.70%, 02/01/13(b)(c)                    A-1+  VMIG-1    9,170      9,170,000
-------------------------------------------------------------------------------
Development Authority of Floyd County
 (Shorter College Project); Series 1998
 RB
  3.75%, 06/01/17(b)(c)                    A-1+    --      4,000      4,000,000
-------------------------------------------------------------------------------
Gwinnett (County of) Housing Authority
 (Greens Apartment Project); Variable
 Rate Demand Multifamily Housing Series
 1995 RB
  3.70%, 06/15/25(b)(c)                    A-1+    --     10,300     10,300,000
-------------------------------------------------------------------------------
Savannah (City of) Housing Authority
 (Somerset Place Project); Variable Rate
 Demand Multifamily Housing Series 1996 A
 RB
  3.70%, 06/15/26(b)(c)                    A-1+    --      3,500      3,500,000
-------------------------------------------------------------------------------
                                                                     40,470,000
-------------------------------------------------------------------------------
IDAHO - 1.08%
Idaho (State of); Series 1997 TAN
  4.625%, 06/30/98                         SP-1+  MIG-1    5,000      5,008,840
-------------------------------------------------------------------------------
Power (County of) (FMC Corporation
 Project); PCR
  3.80%, 12/01/10(b)(c)                     --   VMIG-1    5,500      5,500,000
-------------------------------------------------------------------------------
                                                                     10,508,840
-------------------------------------------------------------------------------
ILLINOIS - 8.29%
Burbank (City of) (Service Merchandise
 Co. Inc. Project); Floating Rate Monthly
 Demand Industrial Building Series 1984
 RB
  3.35%, 09/15/24(b)(c)                    A-1+    --      3,600      3,600,000
-------------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
ILLINOIS - (CONTINUED)
East Peoria (City of) (Radnor/East Peoria
 Partnership Project); Multifamily Housing
 Series 1983 RB
  3.90%, 06/01/08(b)(c)                      --    Aa3   $ 5,770 $    5,770,000
-------------------------------------------------------------------------------
Illinois Development Finance Authority
 (Adventist Health System/Sunbelt
 Obligated Group); Variable Rate Demand
 Series 1997 A RB
  3.75%, 11/15/27(b)(c)                     A-1+ VMIG-1    5,000      5,000,000
-------------------------------------------------------------------------------
Illinois Development Finance Authority
 (American College of Surgeons Project);
 Tax Exempt Series 1996 RB
  3.70%, 08/01/26(b)(c)                     A-1+   --      7,700      7,700,000
-------------------------------------------------------------------------------
Illinois Development Finance Authority
 (Jewish Charities Revenue Anticipation
 Note Progam); Variable Rate Demand Series
 1997-1998 A RAN
  3.75%, 06/30/98(b)(c)                     A-1+   --      9,720      9,720,000
-------------------------------------------------------------------------------
Illinois Educational Facilities Authority
 (Museum of Science & Industry);
 Adjustable Rate Series 1992 RB
  3.70%, 10/01/26(b)(c)                      --  VMIG-1    1,500      1,500,000
-------------------------------------------------------------------------------
Illinois Educational Facilities Authority
 (Northwestern University); Adjustable
 Rate Series 1988 RB
  3.75%, 03/01/28(b)(d)                     A-1+ VMIG-1    6,450      6,450,000
-------------------------------------------------------------------------------
Illinois Educational Facilities Authority
 (Pooled Financing Program); Adjustable
 Rate Series 1985 RB
  3.70%, 12/01/05(b)(c)                     A-1+ VMIG-1    3,715      3,715,000
-------------------------------------------------------------------------------
Illinois Health Facilities Authority;
 Revolving Fund Pooled Series D RB
  3.70%, 08/01/15(b)(c)                     A-1+ VMIG-1    3,970      3,970,000
-------------------------------------------------------------------------------
Illinois Health Facilities Authority
 (Advocate Health Care Network); Variable
 Rate Demand Series 1997 B RB
  3.75%, 08/15/22(b)(d)                     A-1+ VMIG-1    9,940      9,940,000
-------------------------------------------------------------------------------
Illinois Health Facilities Authority
 (Northwestern Memorial Hospital);
 Variable Rate Demand Series 1995 RB
  3.80%, 08/15/25(b)(d)                     A-1+ VMIG-1    7,000      7,000,000
-------------------------------------------------------------------------------
Illinois Health Facilities Authority
 (Streetville Corp.); Variable Rate Series
 1994 RB
  3.70%, 08/15/24(b)(c)                     A-1+   P-1     3,000      3,000,000
-------------------------------------------------------------------------------
Oak Forest (City of) (Homewood Pool);
 Series 1989 RB
  3.70%, 07/01/24(b)(c)                      --  VMIG-1    3,000      3,000,000
-------------------------------------------------------------------------------
Village of Lisle (Four Lakes Project Phase
 Five); Multifamily Housing Revenue
 Refunding Series 1996 RB
  3.70%, 09/15/26(b)(c)                     A-1+   --     10,700     10,700,000
-------------------------------------------------------------------------------
                                                                     81,065,000
-------------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
INDIANA - 4.32%
Auburn (City of) (Sealed Power Corp.
 Project); Variable Rate Demand Economic
 Development Series 1985 RB
  3.55%, 07/01/10(b)(c)                     --   VMIG-1  $ 1,200 $    1,200,000
-------------------------------------------------------------------------------
Indiana (State of) (Advance Funding
 Program); Series 1998 A-2 RB
  4.00%, 01/20/99                          SP-1+  MIG-1    5,000      5,015,577
-------------------------------------------------------------------------------
Indiana Development Finance Authority
 (Southern Indiana Gas and Electric
 Project); Series 1998 A PCR
  3.65%, 03/01/99(b)                        AA-  VMIG-1   16,000     16,000,000
-------------------------------------------------------------------------------
Indiana Health Facility Financing
 Authority (St. Anthony Medical Center,
 Inc.); Variable Rate Demand Series 1997
 RB
  3.65%, 12/01/17(b)(c)                     --   VMIG-1    2,000      2,000,000
-------------------------------------------------------------------------------
Indianapolis (City of); Local Improvement
 Series 1997 E RB
  4.25%, 07/09/98                          SP-1+   --      7,500      7,508,961
-------------------------------------------------------------------------------
Indianapolis (City of) (Jewish Community
 Campus Project); Variable Rate Economic
 Development RB
  3.70%, 04/01/05(b)(c)                     --   VMIG-1    2,295      2,295,000
-------------------------------------------------------------------------------
Petersburg (City of) (Indianapolis Power
 and Light Co. Project); Adjustable Rate
 Tender Securities Series 1995 B PCR
  3.70%, 01/01/23(b)(d)                    A-1+  VMIG-1    6,000      6,000,000
-------------------------------------------------------------------------------
Rockport (City of) Indiana Development
 Authority (AEP Generating Company
 Project B); Series 1995 B PCR
  3.80%, 07/01/25(b)(d)                    A-1+c   Aaa     2,235      2,235,000
-------------------------------------------------------------------------------
                                                                     42,254,538
-------------------------------------------------------------------------------
IOWA - 1.74%
Iowa Higher Education Loan Authority;
 Private College Facility RB
  3.80%, 12/01/15(b)(c)                    A-1+  VMIG-1    5,000      5,000,000
-------------------------------------------------------------------------------
Iowa School Corporations (Iowa School
 Cash Anticipation Program); Warrant
 Certificates Series 1997-1998 A TRAN
  4.50%, 06/26/98(c)                       SP-1+  MIG-1   12,000     12,019,056
-------------------------------------------------------------------------------
                                                                     17,019,056
-------------------------------------------------------------------------------
KANSAS - 1.02%
Mission (City of) (Silverwood Apartment
 Project); Multifamily RB
  3.70%, 09/15/26(b)(c)                    A-1+    --      5,000      5,000,000
-------------------------------------------------------------------------------
Wichita (City of); General Obligation
 Renewal and Improvement Series 194
 Temporary Notes
  4.25%, 08/27/98                          SP-1+ VMIG-1    5,000      5,012,035
-------------------------------------------------------------------------------
                                                                     10,012,035
-------------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
KENTUCKY - 1.70%
Kentucky Asset/Liability Commission;
 General Fund Series 1998 A RB
  3.55%, 06/04/98(b)                        --   VMIG-1  $ 5,000 $    5,000,000
-------------------------------------------------------------------------------
Kentucky Asset/Liability Commission;
 General Fund Series 1997 A TRAN
  4.50%, 06/25/98                          SP-1+  MIG-1    7,500      7,510,929
-------------------------------------------------------------------------------
Mayfield (City of) (Kentucky League of
 Cities Funding Trust Pooled Lease
 Financing Program); Variable Rate Multi-
 City Lease Series 1996 RB
  3.80%, 07/01/26(b)(c)                     A-1  VMIG-1    4,100      4,100,000
-------------------------------------------------------------------------------
                                                                     16,610,929
-------------------------------------------------------------------------------
LOUISIANA - 3.32%
Louisana Public Facilities Authority
 (Sisters of Charity of the Incarnate
 Word); Unit Priced Demand Adjustable
 Series 1997 E RB
  3.70%, 07/01/23(b)(d)                    A-1+c VMIG-1    9,900      9,900,000
-------------------------------------------------------------------------------
Louisana Public Facilities Authority
 (Willis-Knighton Medical Center
 Project); Hospital Series 1995 RB
  3.75%, 09/01/25(b)(d)                     A-1  VMIG-1   17,500     17,500,000
-------------------------------------------------------------------------------
New Orleans (City of); Aviation Board
 Series B RB
  3.75%, 08/01/16(b)(c)                    A-1+  VMIG-1    5,000      5,000,000
-------------------------------------------------------------------------------
                                                                     32,400,000
-------------------------------------------------------------------------------
MASSACHUSETTS - 0.37%
Massachusetts Health and Educational
 Facilities Authority; Variable Rate
 Series E RB
  3.70%, 01/01/35(b)(c)                     --   VMIG-1    3,600      3,600,000
-------------------------------------------------------------------------------
MICHIGAN - 1.98%
Jackson County Economic Development Corp.
 (Sealed Power Corp.); Economic
 Development Variable Refunding RB
  3.55%, 10/01/19(b)(c)                     --   VMIG-1    1,000      1,000,000
-------------------------------------------------------------------------------
Michigan State Hospital Finance Authority
 (Hospital Equipment Loan Program);
 Adjustable Series 1996 A RB
  3.75%, 12/01/23(b)(c)                     --   VMIG-1    6,600      6,600,000
-------------------------------------------------------------------------------
Michigan State Strategic Fund (Peachwood
 Center Association Project); Limited
 Obligation Series 1995 RB
  3.65%, 06/01/16(b)(c)                    A-1+    --      2,275      2,275,000
-------------------------------------------------------------------------------
Michigan Strategic Fund (Consumer's Power
 Corp.); Variable Rate Demand Series 1988
 A PCR
  3.80%, 04/15/18(b)(c)                     --     P-1     1,570      1,570,000
-------------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
MICHIGAN - (CONTINUED)
Michigan Strategic Fund (260 Brown St.
 Associates Project); Convertible Variable
 Rate Demand Limited Obligation Series
 1985 RB
  3.60%, 10/01/15(b)(c)                      --  VMIG-1  $ 3,550 $    3,550,000
-------------------------------------------------------------------------------
Michigan Strategic Fund (The Norcor Corp.
 Project); IDR
  3.70%, 12/01/00(b)(c)                      --    P-1     4,400      4,400,000
-------------------------------------------------------------------------------
                                                                     19,395,000
-------------------------------------------------------------------------------
MINNESOTA - 1.23%
Bloomington (City of) Port Authority (Mall
 of America Project); Special Tax Revenue
 Series 1996 B RB
  3.70%, 02/01/13(b)(c)                     A-1+ VMIG-1    1,900      1,900,000
-------------------------------------------------------------------------------
Mankato (City of) (Northern States Power
 Co. Project); Floating Collateralized
 Series 1985 PCR
  3.80%, 03/01/11(b)                        AA-    Aa3     2,900      2,900,000
-------------------------------------------------------------------------------
Minneapolis (City of) Community
 Development Agency (Walker Methodist
 Health Systems); Adjustable Refunding
 Series 1995 RB
  3.80%, 04/01/10(b)(c)                     A-1    --      6,000      6,000,000
-------------------------------------------------------------------------------
Red Wing (City of) Industrial Development
 Authority (Northern States Power Co.);
 Floating Rate Collateralized Series 1985
 PCR
  3.80%, 03/01/11(b)(d)                     AA-    A1      1,200      1,200,000
-------------------------------------------------------------------------------
                                                                     12,000,000
-------------------------------------------------------------------------------
MISSOURI - 1.06%
Kansas City (Sleepy Hollow Apartment
 Project); Multifamily Housing Series 1996
 RB
  3.70%, 09/15/26(b)(c)                     A-1+   --      7,500      7,500,000
-------------------------------------------------------------------------------
Missouri State Development Finance Board
 (Science City Union Station);
 Infrastructure Facilities Series A RB
  3.80%, 12/01/98(b)(c)                     AA-    Aa3     2,850      2,851,739
-------------------------------------------------------------------------------
                                                                     10,351,739
-------------------------------------------------------------------------------
MISSISSIPPI - 1.75%
Mississippi Hospital Equipment and
 Facilities Authority (Northern
 Mississippi Health Services); Series 1 RB
  3.55%, 06/12/98(b)(d)                     A-1+ VMIG-1   10,000     10,000,000
-------------------------------------------------------------------------------
Perry (County of) (Leaf River Forest
 Project); Series 1989 PCR
  3.70%, 10/01/12(b)(c)                      --    P-1     7,100      7,100,000
-------------------------------------------------------------------------------
                                                                     17,100,000
-------------------------------------------------------------------------------
NEW HAMPSHIRE - 0.96%
New Hampshire Business Finance Authority
 (Wheelabrator Concord Company, L.P.
 Project); Adjustabe Rate Resource
 Recovery Refunding Series 1997 A RB
  3.70%, 01/01/18(b)(c)                     A-1+   --      4,000      4,000,000
-------------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
NEW HAMPSHIRE - (CONTINUED)
New Hampshire Housing Finance Authority
 (EQR-Bond
 Partnership-Manchester Project);
 Multifamily Housing Refunding Series
 1996 RB
  3.70%, 09/15/26(b)(c)                     --   VMIG-1  $ 5,000 $    5,000,000
-------------------------------------------------------------------------------
New Hampshire Industrial Development
 Authority (Bangor
 Hydro-Electric Co. Project); Variable
 Rate Demand Series 1983 PCR
  3.50%, 01/01/09(b)(c)                    A-1+    --        400        400,000
-------------------------------------------------------------------------------
                                                                      9,400,000
-------------------------------------------------------------------------------
NEW YORK - 18.02%
Eagle Tax Exempt Trust; Class A COP(e)
  3.77%, Series 97C4703 01/01/01(b)(c)(f)  A-1+c   Aaa    10,800     10,800,000
-------------------------------------------------------------------------------
  3.82%, Series 1993 F 08/01/06(b)(d)      A-1+c   --     20,500     20,500,000
-------------------------------------------------------------------------------
  3.82%, Series 1993 E 08/01/06(b)(d)      A-1+c   --     15,000     15,000,000
-------------------------------------------------------------------------------
  3.77%, Series 943802 05/01/07(b)(d)      A-1+c   --     17,800     17,800,000
-------------------------------------------------------------------------------
  3.82%, Series 943901 06/15/07(b)(c)      A-1+c   --     14,500     14,500,000
-------------------------------------------------------------------------------
  3.82%, Series 94C2102 06/01/14(b)(c)     A-1+c   --     10,000     10,000,000
-------------------------------------------------------------------------------
  3.77%, Series 97C4702 01/01/20(b)        A-1+c   --      9,500      9,500,000
-------------------------------------------------------------------------------
  3.82%, Series 950901 06/01/21(b)(f)      A-1+c   --     12,700     12,700,000
-------------------------------------------------------------------------------
  3.77%, Series 943207 07/01/29(b)(c)      A-1+c   --     14,200     14,200,000
-------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Washington Public
 Power Supply System Project No. 2);
 Series 964703 Class A COP
  3.77%, 07/01/11(b)(c)(e)                 A-1+c   --      5,600      5,600,000
-------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Washington State
 GO); Series 984701 Class A COP
  3.75%, 05/01/18(b)(d)(e)                 A-1+c   --     14,400     14,400,000
-------------------------------------------------------------------------------
Merrill Lynch Group Float Program, New
 York State Medical Facilities Finance
 Agency (St.Lukes- Roosevelt Hospital
 Center); Floating Option Tax-Exempt
 Receipts Series PA-113 1993 A Mortgage
 RB
  3.77%, 02/15/29(b)(c)(e)                 A-1+c   --      9,700      9,700,000
-------------------------------------------------------------------------------
Merrill Lynch Group Float Program, New
 York State Mortgage Agency; Floating
 Option Tax-Exempt Receipts Series PT 158
 RB
  3.77%, 04/01/12(b)(c)(e)                  AA   VMIG-1    8,210      8,210,000
-------------------------------------------------------------------------------
New York (City of); Series 1995 Subseries
 B-5 GO
  3.70%, 08/15/22(b)(c)                    A-1+  VMIG-1    7,200      7,200,000
-------------------------------------------------------------------------------
New York (City of); Series A RAN
  4.50%, 06/30/98(c)                       SP-1+  MIG-1    6,000      6,010,381
-------------------------------------------------------------------------------
                                                                    176,120,381
-------------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
NORTH CAROLINA - 0.58%
North Carolina Medical Care Commission
 Retirement Community (Adult Communities
 Total Services Inc.); Variable Rate
 Demand Series 1996 RB
  3.75%, 11/15/09(b)(c)                    A-1+    --    $ 5,655 $    5,655,000
-------------------------------------------------------------------------------
OHIO - 5.31%
Akron-Summit (County of); Library
 Improvement Bonds Series
 1998 A GO
  4.00%, 12/01/98(c)                        --     Aaa     2,000      2,005,774
-------------------------------------------------------------------------------
Cuyahoga (County of) (Cleveland Clinic);
 Hospital Series A RB
  3.70%, 01/01/24(b)(d)                     A-1  VMIG-1   33,262     33,262,000
-------------------------------------------------------------------------------
Cuyahoga (County of) (S&R Playhouse
 Realty Co.); Adjustable Rate Demand
 Series 1984 IDR
  3.60%, 12/01/09(b)(c)                     --    MIG-1      615        615,000
-------------------------------------------------------------------------------
Franklin (County of) (Bricker & Eckler
 Building Co. Project); Variable Rate
 Demand Series 1984 IDR
  3.90%, 11/01/14(b)(c)                     --     P-1     8,500      8,500,000
-------------------------------------------------------------------------------
Marion (County of) (Pooled Lease Pro-
 gram); Hospital RB
  3.75%, 10/01/22(b)(c)                    A-1+    --      1,540      1,540,000
-------------------------------------------------------------------------------
Ohio Housing Finance Agency (Kenwood
 Congregate Retirement Community
 Project); Variable Rate Demand
 Multifamily Housing Series 1985 RB
  3.45%, 12/01/15(b)(c)                     --   VMIG-1      956        956,000
-------------------------------------------------------------------------------
Summit (County of) Various Purpose Notes;
 Series 1997 A General Obligation BAN
  4.50%, 06/04/98                          SP-1+  MIG-1    5,000      5,005,314
-------------------------------------------------------------------------------
                                                                     51,884,088
-------------------------------------------------------------------------------
OKLAHOMA - 1.02%
Oklahoma Water Resource Board (State Loan
 Program);
 Series 1994 A RB
  3.55%, 09/01/98(g)                       A-1+    --     10,000     10,000,000
-------------------------------------------------------------------------------
OREGON - 2.28%
Klamath Falls (City of) (Salt Caves
 Hydroelectric); Adjustable/Fixed RB
  4.50%, Series 1986 C 05/01/98(f)(g)      SP-1+   --     10,000     10,005,090
-------------------------------------------------------------------------------
  4.50%, Series E 05/01/98(f)              SP-1+   --     12,250     12,256,857
-------------------------------------------------------------------------------
                                                                     22,261,947
-------------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
PENNSYLVANIA - 6.30%
Delaware County Industrial Development
 Authority (Henderson-Radnor Joint
 Venture Project); Limited Obligation
 Series 1985 IDR
  3.70%, 04/01/15(b)(c)                   --     Aa3   $   855 $      855,000
-----------------------------------------------------------------------------
Emmaus (City of) General Authority;
 Series 1996 RB
  3.75%, 12/01/28(b)(c)                  A-1+    Aaa     3,000      3,000,000
-----------------------------------------------------------------------------
Philadelphia (City of); Water and
 Wastewater Series 1997 B RB
  3.82%, 08/05/98(b)(d)(g)               A-1+  VMIG-1    3,300      3,300,000
-----------------------------------------------------------------------------
Philadelphia (City of) Hospital and
 Higher Facilities Authority
 (Children's Hospital of Philadelphia);
 Hospital RB
  3.75%, 03/01/27(b)(d)                  A-1+  VMIG-1   13,160     13,160,000
-----------------------------------------------------------------------------
Philadelphia School District; Series
 1997-1998 TRAN
  4.50%, 06/30/98(c)                     SP-1+  MIG-1    5,000      5,006,521
-----------------------------------------------------------------------------
Quakertown Hospital Authority (HPF
 Group); Series 1985 A RB
  3.75%, 07/01/05(b)(c)                   --   VMIG-1   29,100     29,100,000
-----------------------------------------------------------------------------
Schuykill County Industrial Development
 Authority (Gilberton Power Project);
 Variable Rate Resource Recovery Series
 1985 RB
  3.70%, 12/01/02(b)(c)                   A-1    --      2,300      2,300,000
-----------------------------------------------------------------------------
Wilkes-Barre (City of) Industrial De-
 velopment Authority (Toys "R" Us/Penn
 Inc. Project); Economic Development
 Series 1984 RB
  3.575%, 07/01/14(b)(c)                  --     A1      2,300      2,300,000
-----------------------------------------------------------------------------
York (City of) General Authority;
 Adjustable Rate Pooled Financing
 Series 1996 RB
  3.80%, 09/01/26(b)(c)                   A-1    --      2,575      2,575,000
-----------------------------------------------------------------------------
                                                                   61,596,521
-----------------------------------------------------------------------------
RHODE ISLAND - 0.30%
Rhode Island Port Authority and Eco-
 nomic Development Corp.
 (Newport Electric Corp. Project); En-
 ergy Facilities Series RB
  3.70%, 09/01/11(b)(c)                  A-1+  VMIG-1    2,925      2,925,000
-----------------------------------------------------------------------------
SOUTH CAROLINA - 4.14%
Rock Hill (City of); Utilities System
 RB
  3.80%, 01/01/22(b)(c)                  A-1+  VMIG-1    7,440      7,440,000
-----------------------------------------------------------------------------
South Carolina Public Service Authority
 (Santee Cooper Hydroelectric Project);
 Revenue Promissory Notes
  3.60%, 06/19/98                        A-1+    P-1    15,000     15,000,000
-----------------------------------------------------------------------------
York (County of) (North Carolina
 Electric Membership Corp.); Pooled PCR
  3.50%, Series 1984 N-3 09/15/98(b)(c)  A-1+  VMIG-1    5,000      5,000,000
-----------------------------------------------------------------------------
  3.50%, Series 1984 N-4 09/15/98(b)(c)  A-1+  VMIG-1   13,000     13,000,000
-----------------------------------------------------------------------------
                                                                   40,440,000
-----------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
TENNESSEE - 1.84%
Health and Educational Facilities Board of
 the Metropolitan Government of Nashville
 and Davidson County (Vanderbilt
 University); Adjustable Rate Series 1985
 A RB
  3.75%, 01/15/99(b)(d)                     A-1+ VMIG-1  $ 4,000 $    4,000,000
-------------------------------------------------------------------------------
Health, Educational and Housing Facility
 Board of Shelby County (Rhodes College);
 Variable Rate Demand Educational
 Facilities Series 1985 RB
  3.55%, 08/01/10(b)(c)                     A-1+   --      1,945      1,945,000
-------------------------------------------------------------------------------
Industrial Development Board of the City
 of Hendersonville (Windsor Park Project);
 Multifamily Housing Refunding Series 1998
 IDR
  3.70%, 02/15/28(b)(c)                     A-1+   --      2,000      2,000,000
-------------------------------------------------------------------------------
Industrial Development Board of the City
 of Knoxville (Toys "R" Us Inc. Project);
 Series 1984 IDR
  3.90%, 05/01/14(b)(c)                      --    A1      1,150      1,150,000
-------------------------------------------------------------------------------
Industrial Development Board of the
 Metropolitan Government of Nashville and
 Davidson County (Amberwood Ltd. Project);
 Multifamily Housing RB
  3.97%, Series 1993 A 07/01/13(b)(c)        --  VMIG-1    2,250      2,250,000
-------------------------------------------------------------------------------
  3.97%, Series 1993 B 07/01/13(b)(c)       A-1  VMIG-1    1,910      1,910,000
-------------------------------------------------------------------------------
Knox (County of) Industrial Development
 Board (Weisgarber Partners); Floating
 Rate Series 1984 IDR
  3.35%, 12/01/14(b)(c)                     A-1+   --        700        700,000
-------------------------------------------------------------------------------
Shelby (County of); Series 1997 A BAN
  3.65%, 05/20/98                           A-1+   P-1     4,000      4,000,000
-------------------------------------------------------------------------------
                                                                     17,955,000
-------------------------------------------------------------------------------
TEXAS - 9.81%
Bexar (County of) Texas Housing Finance
 Authority (Altamonte Apt. Project);
 Series 1996 RB
  3.70%, 09/15/26(b)(c)                     A-1+   --      5,800      5,800,000
-------------------------------------------------------------------------------
Bexar (County of) Texas Housing Finance
 Authority (Fountainhead Apartments);
 Multifamily RB
  3.70%, 09/15/26(b)(c)                     A-1+   --      5,000      5,000,000
-------------------------------------------------------------------------------
Brazos River Harbor Navigation District of
 Brazoria County (Hoffman-La Roche Inc.
 Project); Series 1985 RB
  3.575%, 04/01/02(b)(c)                     --    A1      2,750      2,750,000
-------------------------------------------------------------------------------
Harris County Health Facilities
 Development Corp. (Buckner Retirement
 Services, Inc. Project); Series 1996 RB
  3.75%, 08/15/26(b)(c)                      --  VMIG-1    5,000      5,000,000
-------------------------------------------------------------------------------
Harris County Health Facilities
 Development Corp. (Greater Houston Pooled
 Health); Series 1985 A RB
  3.75%, 11/01/25(b)(c)                     A-1    --      2,800      2,800,000
-------------------------------------------------------------------------------

                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
TEXAS - (CONTINUED)
Harris County Health Facilities
 Development Corp. (Gulf Coast Regional
 Blood Center Project); Series 1992 Blood
 Center RB
  3.70%, 04/01/17(b)(c)                     A-1    --    $ 3,450 $    3,450,000
-------------------------------------------------------------------------------
Harris County Health Facilities
 Development Corp. (TIRR Project); Series
 1987 Hospital RB
  3.80%, 10/01/17(b)(c)                     --   VMIG-1    1,900      1,900,000
-------------------------------------------------------------------------------
Harris County Industrial Development
 Corp. (Baytank Inc. Project); Refunding
 Series 1998 RB
  3.70%, 02/01/20(b)(c)                    A-1+    --     25,000     25,000,000
-------------------------------------------------------------------------------
Houston (City of); Series 1997 TRAN
  4.50%, 06/30/98                          SP-1+  MIG-1   14,000     14,021,600
-------------------------------------------------------------------------------
Sabine River Pollution Control Authority
 (Texas Utilities Project); Series A RB
  3.85%, 03/01/26(b)(d)                    A-1+c VMIG-1    2,500      2,500,000
-------------------------------------------------------------------------------
Tarrant (County of) Texas Housing Finance
 Corp.
 (Windcastle Project); Multifamily
 Housing RB
  3.75%, 08/01/26(b)(c)                    A-1+    --      2,100      2,100,000
-------------------------------------------------------------------------------
Texas (State of); Series 1997 TRAN
  4.75%, 08/31/98                          SP-1+  MIG-1   16,000     16,057,864
-------------------------------------------------------------------------------
Texas Department of Housing and Community
 Affairs; SFM Tax Exempt Refunding Series
 B Commercial Paper Notes
  3.60%, 07/08/98                          A-1+    --      7,320      7,320,000
-------------------------------------------------------------------------------
Trinity River Industrial Development Au-
 thority (Radiation Sterilizers, Inc.
 Project); Variable Rate Demand IDR
  3.60%, Series 1985 A 11/01/05(b)(c)       A-1    --        500        500,000
-------------------------------------------------------------------------------
  3.60%, Series 1985 B 11/01/05(b)(c)       A-1    --      1,650      1,650,000
-------------------------------------------------------------------------------
                                                                     95,849,464
-------------------------------------------------------------------------------
UTAH - 0.44%
Intermountain Power Agency;
 Variable Rate Refunding Series 1985 F RB
  3.80%, 06/15/98                          A-1+  VMIG-1    3,000      3,001,099
-------------------------------------------------------------------------------
Salt Lake (City of); Series 1997 TRAN
  4.50%, 06/30/98                           --    MIG-1    1,300      1,301,878
-------------------------------------------------------------------------------
                                                                      4,302,977
-------------------------------------------------------------------------------
VERMONT - 0.84%
Vermont Educational and Health Buildings
 Financing Agency
 (VHA New England); Variable Rate Hospi-
 tal RB
  3.70%, Series B 12/01/25(b)(d)            A-1    Aaa     1,000      1,000,000
-------------------------------------------------------------------------------
  3.70%, Series E 12/01/25(b)(d)            A-1    Aaa     2,500      2,500,000
-------------------------------------------------------------------------------
  3.70%, Series F 12/01/25(b)(d)           A-1+    Aaa     2,100      2,100,000
-------------------------------------------------------------------------------
  3.70%, Series G 12/01/25(b)(d)           A-1+    Aaa     2,560      2,560,000
-------------------------------------------------------------------------------
                                                                      8,160,000
-------------------------------------------------------------------------------

                                            RATING(a)     PAR
                                           S&P  MOODY'S  (000)      VALUE


VIRGINIA - 0.52%
Fairfax (County of); Public Improvement
 Series 1997 A GO
  5.50%, 06/01/98                          AAA    --    $ 3,700 $    3,710,197
---------------------------------------------------------------------------------
Henrico (County of) Virginia Industrial
 Development Authority (Hermitage
 Project); Variable Rate Health
 Facilities Series 1994 RB
  4.00%, 05/01/24(b)(c)                    --   VMIG-1      400        400,000
---------------------------------------------------------------------------------
Industrial Development Authority of the
 City of Lynchburg (VHA
 Mid-Atlantic States, Inc.) Capital
 Asset Financing Program; Variable Rate
 Hospital Series 1985 F RB
  3.70%, 12/01/25(b)(d)                    A-1    Aaa     1,000      1,000,000
---------------------------------------------------------------------------------
                                                                     5,110,197
---------------------------------------------------------------------------------
WASHINGTON - 0.32%
Industrial Development Corp. of Port
 Townsend (Port Townsend Paper Corp.
 Project); Variable Rate Refunding
 Series 1988 A RB
  3.65%, 03/01/09(b)(c)                    --   VMIG-1    3,100      3,100,000
---------------------------------------------------------------------------------
WEST VIRGINIA - 1.48%
West Virginia Hospital Finance Authority
 (VHA Mid-Atlantic States, Inc. Capital
 Asset Financing Program); RB
  3.70%, Series 1985 B 12/01/25(b)(c)(d)  A-1+    Aaa     3,000      3,000,000
---------------------------------------------------------------------------------
  3.70%, Series 1985 C 12/01/25(b)(c)(d)  A-1+    Aaa     3,500      3,500,000
---------------------------------------------------------------------------------
  3.70%, Series 1985 H 12/01/25(b)(c)(d)   A-1    Aaa     8,000      8,000,000
---------------------------------------------------------------------------------
                                                                    14,500,000
---------------------------------------------------------------------------------
WISCONSIN - 2.37%
Milwaukee (City of); Series G GO
  5.00%, 06/15/98                          AA+    Aa1     2,165      2,170,182
---------------------------------------------------------------------------------
Wisconsin (State of); TAN
  4.50%, 06/15/98                         SP-1+  MIG-1   21,000     21,028,515
---------------------------------------------------------------------------------
                                                                    23,198,697
---------------------------------------------------------------------------------
WYOMING - 0.43%
Kemmerer (City of) (Exxon Project);
 Series 1984 PCR
  3.75%, 11/01/14(b)(d)                   A-1+    P-1     2,400      2,400,000
---------------------------------------------------------------------------------
Uinta (County of) (Chevron USA Project);
 Series 1992 PCR
  3.85%, 12/01/22(b)(d)                    --   VMIG-1    1,800      1,800,000
---------------------------------------------------------------------------------
                                                                     4,200,000
---------------------------------------------------------------------------------
TOTAL INVESTMENTS - 102.40%                                      1,000,811,834(h)
---------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - (2.40%)                             (23,445,572)
---------------------------------------------------------------------------------
NET ASSETS - 100.00%                                            $  977,366,262
=================================================================================

INVESTMENT ABBREVIATIONS:

 BAN Bond Anticipation Notes                     RAN   Revenue Anticipation Notes
 COP Certificates of Participation               RB    Revenue Bonds
 GO  General Obligation Bonds                    TAN   Tax Anticipation Notes
 IDR Industrial Development Revenue Bonds        TRAN  Tax and Revenue Anticipation Notes
 PCR Pollution Control Revenue Bonds

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). Ratings are not covered by Independent Auditors' Report.
(b) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined periodically. Rates shown are the rates in effect on 03/31/98.
(c) Secured by a letter of credit.
(d) Secured by bond insurance.
(e) The Fund may invest in synthetic municipal instruments the value of and return on which are derived from underlying securities. The types of synthetic municipal instruments in which the Fund may invest include variable rate instruments. These instruments involve the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. A "variable rate trust certificate" evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically providing the certificate holder with the conditional right to put its certificate at par value plus accrued interest. Because synthetic municipal instruments involve a trust and a third party conditional put feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.
(f) Secured by an escrow fund of U.S. Treasury obligations.
(g) Subject to an irrevocable call or mandatory put by the issuer. Par value and maturity date reflect such call or put.
(h) Also represents cost for federal income tax purposes.


See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 1998

ASSETS:
Investments, at value (amortized cost)                    $1,000,811,834
------------------------------------------------------------------------
Cash                                                          28,607,473
------------------------------------------------------------------------
Interest receivable                                            7,092,995
------------------------------------------------------------------------
Investment for deferred compensation plan                         33,476
------------------------------------------------------------------------
Other assets                                                      67,106
------------------------------------------------------------------------
    Total assets                                           1,036,612,884
------------------------------------------------------------------------
LIABILITIES:
Payables for:
 Investments purchased                                        56,149,839
------------------------------------------------------------------------
 Dividends                                                     2,801,759
------------------------------------------------------------------------
 Deferred compensation                                            33,476
------------------------------------------------------------------------
Accrued administrative services fees                               5,653
------------------------------------------------------------------------
Accrued advisory fees                                            142,291
------------------------------------------------------------------------
Accrued directors' fees                                            3,167
------------------------------------------------------------------------
Accrued transfer agent fees                                        7,900
------------------------------------------------------------------------
Accrued distribution fees                                         15,595
------------------------------------------------------------------------
Accrued operating expenses                                        86,942
------------------------------------------------------------------------
    Total liabilities                                         59,246,622
------------------------------------------------------------------------
Net assets applicable to shares outstanding               $  977,366,262
========================================================================
NET ASSETS:
 Institutional Shares                                     $  896,903,856
========================================================================
 Private Investment Class                                 $   80,462,406
========================================================================
CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:
Institutional Shares:
 Authorized                                                3,000,000,000
========================================================================
 Outstanding                                                 896,906,132
========================================================================
Private Investment Class:
 Authorized                                                1,000,000,000
========================================================================
 Outstanding                                                  80,462,611
========================================================================
Net asset value, offering and redemption price per share           $1.00
========================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the year ended March 31, 1998

INVESTMENT INCOME:
Interest income                                       $38,794,672
------------------------------------------------------------------
EXPENSES:
Advisory fees                                           2,354,337
------------------------------------------------------------------
Administrative services fees                               66,515
------------------------------------------------------------------
Transfer agent fees                                        99,968
------------------------------------------------------------------
Custody fees                                               92,785
------------------------------------------------------------------
Directors' fees                                            11,636
------------------------------------------------------------------
Distribution fees (Note 2)                                270,698
------------------------------------------------------------------
Other expenses                                            184,070
------------------------------------------------------------------
  Total expenses                                        3,080,009
------------------------------------------------------------------
Less: Fees waived and expenses assumed                   (819,259)
------------------------------------------------------------------
  Net expenses                                          2,260,750
------------------------------------------------------------------
Net investment income                                  36,533,922
------------------------------------------------------------------
Net realized gain on sales of investments                   9,664
------------------------------------------------------------------
Net increase in net assets resulting from operations  $36,543,586
==================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended March 31, 1998 and 1997

                                                   1998            1997
                                               -------------  --------------
OPERATIONS:
 Net investment income                         $  36,533,922  $   34,164,404
-----------------------------------------------------------------------------
 Net realized gain on sales of investments             9,664          79,682
-----------------------------------------------------------------------------
 Net unrealized appreciation (depreciation) of
  investments                                             --          (5,777)
-----------------------------------------------------------------------------
    Net increase in net assets resulting from
     operations                                   36,543,586      34,238,309
-----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income:
 Institutional Shares                            (34,792,247)    (33,140,042)
-----------------------------------------------------------------------------
 Private Investment Class                         (1,741,675)     (1,024,362)
-----------------------------------------------------------------------------
Capital stock transactions - net:
 Institutional Shares                            (69,673,016)    (42,543,201)
-----------------------------------------------------------------------------
 Private Investment Class                         42,918,457       2,402,025
-----------------------------------------------------------------------------
    Net increase (decrease) in net assets        (26,744,895)    (40,067,271)
-----------------------------------------------------------------------------
NET ASSETS:
 Beginning of period                           1,004,111,157   1,044,178,428
-----------------------------------------------------------------------------
 End of period                                 $ 977,366,262  $1,004,111,157
=============================================================================
NET ASSETS CONSIST OF:
 Capital (par value and additional paid-in):
  Institutional Shares                         $ 896,906,132  $  966,579,148
-----------------------------------------------------------------------------
  Private Investment Class                        80,462,611      37,544,154
-----------------------------------------------------------------------------
 Undistributed net realized gain (loss) on
  sales of investments                                (2,481)        (12,145)
-----------------------------------------------------------------------------
                                               $ 977,366,262  $1,004,111,157
=============================================================================


See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
March 31, 1998
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Tax-Free Investments Co. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Company is organized as a Maryland corporation consisting of one portfolio, the Cash Reserve Portfolio (the "Fund"). The Fund consists of two different classes of shares, the Institutional Cash Reserve Shares ("Institutional Shares") and the Private Investment Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The investment objective of the Fund is to generate as high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity.
 The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Securities Valuations - The Fund uses the amortized cost method of valuing investment portfolio securities which has been determined by the Board of Directors of the Company to represent the fair value of the Fund's investments.
B. Securities Transactions and Investment Income - Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis. Interest income is allocated to each class daily, based upon each class' pro rata share of the total shares of the Fund outstanding. Discounts, other than original issue, on short-term obligations are amortized to unrealized appreciation for financial reporting purposes.
C. Dividends and Distributions to Shareholders - It is the policy of the Fund to declare daily dividends from net investment income. Such dividends are paid monthly. Net realized capital gains (including net short-term capital gains and market discounts), if any, are distributed annually.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $85,975 (w hich may be carried forward to offset future taxable gains, if any) which expires, if not previously utilized, through the year 2004. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized. In addition, the Fund intends to invest in sufficient municipal securities to allow it to qualify to pay "exempt interest dividends," as defined in the Internal Revenue Code, to shareholders.
E. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated between the classes.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million.
 AIM has voluntarily agreed to reduce its fee from the Fund to the extent necessary so that the amount of ordinary expenses of the Institutional Shares (excluding interest, taxes, brokerage commissions, directors' fees, extraordinary expenses and federal registration fees) paid or incurred by the Institutional Shares does not exceed 0.20% of the Institutional Shares' average daily net assets. As a result, AIM's advisory fee on the Private Investment Class is reduced in the same proportion as the Institutional Shares. For the year ended March 31, 1998, AIM reduced its advisory fee from the Fund by $683,910.
 The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended March 31, 1998, the Fund reimbursed AIM $66,515 for such services.

 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of capital stock of the Institutional Shares and the Private Investment Class. The Company has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class. The Plan provides that the Private Investment Class may pay up to a 0.50% maximum annual rate of the Private Investment Class' average daily net assets. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of 0.25% of the average daily net assets of the Private Investment Class to selected broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Fund with respect to the Private Investment Class. During the year ended March 31, 1998, the Private Investment Class paid $135,349 as compensation to FMC under the Plan. FMC waived fees of $135,349 during the same period.
 The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agent and shareholder services to the Fund. On September 20, 1997, the Board of Directors of the Fund approved appointment of AFS as transfer agent of the Fund effective December 29, 1997. During the year ended March 31, 1998, the Fund paid AFS $25,471 for such services. Prior to effective date of the agreement with AFS, the Fund paid A I M Institutional Fund Services, Inc. $74,497 pursuant to a transfer agency and shareholder services agreement for the period April 1, 1997 through December 28, 1997.
 During the year ended March 31, 1998, the Fund paid legal fees of $4,852 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - CAPITAL STOCK
Changes in capital stock outstanding during the years ended March 31, 1998 and 1997 were as follows:

                                    1998                             1997
                        ------------------------------  -------------------------------
                            SHARES          AMOUNT          SHARES          AMOUNT
                        --------------  --------------  --------------  ---------------
Sold:
  Institutional Shares   5,302,472,459  $5,302,472,459   4,746,443,085  $ 4,746,443,085
----------------------------------------------------------------------------------------
  Private Investment
   Class                   484,657,926     484,657,926     204,111,511      204,111,511
----------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Shares       2,107,154       2,107,154         192,345          192,345
----------------------------------------------------------------------------------------
  Private Investment
   Class                     1,514,378       1,514,378         860,021          860,021
----------------------------------------------------------------------------------------
Redeemed:
  Institutional Shares  (5,374,252,629) (5,374,252,629) (4,789,178,631)  (4,789,178,631)
----------------------------------------------------------------------------------------
  Private Investment
   Class                  (443,253,847)   (443,253,847)   (202,569,507)    (202,569,507)
----------------------------------------------------------------------------------------
Net increase
 (decrease)                (26,754,559) $  (26,754,559)    (40,141,176) $   (40,141,176)
========================================================================================

NOTE 5 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share of Private Investment Class capital stock outstanding during each of the years in the five-year period ended March 31, 1998.

                                 1998        1997     1996     1995     1994
                                -------     -------  -------  -------  -------
Net asset value, beginning of
period                            $1.00       $1.00    $1.00    $1.00    $1.00
------------------------------  -------     -------  -------  -------  -------
Income from investment
operations:
 Net investment income             0.03        0.03     0.03     0.03     0.02
------------------------------  -------     -------  -------  -------  -------
Less distributions:
 Dividends from net investment
 income                           (0.03)      (0.03)   (0.03)   (0.03)   (0.02)
------------------------------  -------     -------  -------  -------  -------
Net asset value, end of period    $1.00       $1.00    $1.00    $1.00    $1.00
==============================  =======     =======  =======  =======  =======
Total return                       3.29%       3.07%    3.41%    2.80%    2.07%
==============================  =======     =======  =======  =======  =======
Ratios/supplemental data:
Net assets, end of period
(000s omitted)                  $80,462     $37,544  $35,139  $29,286  $16,601
==============================  =======     =======  =======  =======  =======
Ratio of expenses to average
net assets(a)                      0.45%(b)    0.45%    0.45%    0.45%    0.45%
==============================  =======     =======  =======  =======  =======
Ratio of net investment income
to average net assets(c)           3.24%(b)    3.02%    3.35%    2.89%    2.05%
==============================  =======     =======  =======  =======  =======

(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.77%, 0.83%, 0.76%, 1.17% and 1.15% for the periods 1998-1994, respectively.
(b) Ratios are based on average net assets of $54,089,253.
(c) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 2.92%, 2.65%, 3.04%, 2.17% and 1.35% for the periods 1998-1994, respectively.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders
Tax-Free Investments Co.:

We have audited the accompanying statement of assets and liabilities of the Cash Reserve Portfolio (a Portfolio of Tax-Free Investments Co.), including the schedule of investments, as of March 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and the financial highlights. Our procedures included confirmation of securities owned as of March 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cash Reserve Portfolio as of March 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                 KPMG Peat Marwick LLP

Houston, Texas
May 1, 1998

                        DIRECTORS
Charles T. Bauer                       Robert H. Graham            Tax-Free
Bruce L. Crockett                       John F. Kroeger            Investments Co.
Owen Daly II                           Lewis F. Pennock            (TFIC)
Edward K. Dunn, Jr.                     Ian W. Robinson
Jack Fields                              Louis S. Sklar
Carl Frischling
                         OFFICERS
Charles T. Bauer                               Chairman
Robert H. Graham                              President
John J. Arthur           Sr. Vice President & Treasurer            Cash Reserve
Gary T. Crum                         Sr. Vice President            Portfolio
Carol F. Relihan         Sr. Vice President & Secretary            ----------------------------------------
Dana R. Sutton     Vice President & Assistant Treasurer            Private Investment          ANNUAL
Stuart W. Coco                           Vice President            Class                       REPORT
Melville B. Cox                          Vice President
Karen Dunn Kelley                        Vice President
J. Abbott Sprague                        Vice President
Renee A. Bamford                    Assistant Secretary
P. Michelle Grace                   Assistant Secretary
Jeffrey H. Kupor                    Assistant Secretary
Nancy L. Martin                     Assistant Secretary                                      MARCH 31, 1998
Ofelia M. Mayo                      Assistant Secretary
Lisa A. Moss                        Assistant Secretary
Kathleen J. Pflueger                Assistant Secretary
Samuel D. Sirko                     Assistant Secretary
Stephen I. Winer                    Assistant Secretary

                        INVESTMENT ADVISOR
                       A I M Advisors, Inc.
                   11 Greenway Plaza, Suite 100
                        Houston, TX 77046
                          (800) 347-1919

                           DISTRIBUTOR
                     Fund Management Company
                   11 Greenway Plaza, Suite 100
                        Houston, TX 77046-1173
                          (800) 659-1005

                            CUSTODIAN
                       The Bank of New York
                 90 Washington Street, 11th Floor
                        New York, NY 10286

                      LEGAL COUNSEL TO FUND
                Ballard Spahr Andrews & Ingersoll, LLP
                  1735 Market Street, 51st Floor
                   Philadelphia, PA 19103-7599

                    LEGAL COUNSEL TO DIRECTORS
                Kramer, Levin, Naftalis & Frankel
                         919 Third Avenue
                        New York, NY 10022

                          TRANSFER AGENT
                    A I M Fund Services, Inc.
                   11 Greenway Plaza, Suite 100
                      Houston, TX 77046-1173

                            AUDITORS
                      KPMG Peat Marwick LLP
                         700 Louisiana
                        NationsBank Bldg.
                        Houston, TX 77002

This report may be distributed only to current shareholders or             [LOGO APPEARS HERE]
     to persons who have received a current prospectus.                  FUND MANAGEMENT COMPANY